Summary of significant accounting policies - Aging of loan receivables from Xiaoying Credit Loans and other loans (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	¥ 5,136,552,806	$ 723,468,332	¥ 3,916,872,379
Not Past-Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,065,807,660	713,504,087	3,880,183,300
1 - 30 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	46,638,396	6,568,881	24,518,014
30 - 60 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	24,106,750	3,395,364	12,171,065
Xiaoying Credit Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,136,542,858	723,466,931	3,856,622,443
Xiaoying Credit Loan [Member] | Not Past-Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,065,805,660	713,503,805	3,822,596,905
Xiaoying Credit Loan [Member] | 1 - 30 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	46,638,396	6,568,881	22,812,090
Xiaoying Credit Loan [Member] | 30 - 60 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	24,098,802	3,394,245	11,213,448
Xiaoying Revolving Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross			60,249,936
Other loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,948	1,401	60,249,936
Other loans | Not Past-Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,000	282	57,586,395
Other loans | 1 - 30 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross			1,705,924
Other loans | 30 - 60 Days
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	¥ 7,948	$ 1,119	¥ 957,617